CLIFFORD CHANCE US LLP 31 West 52nd Street New York, NY 10019-6131 Tel +1 212 878 8000 Fax +1 212 878 8375 www.cliffordchance.com

VIA EDGAR Office of Real Estate and Commodities United States Securities and Exchange Commission Division of Corporation Finance Mailstop 3233 100 F Street, N.E. Washington, D.C. 20549	Direct Dial: +1 212 878-3180 E-mail: clifford.cone@cliffordchance.com June 4, 2021

Re:    VanEck Bitcoin Trust (File No. 333-251808)

Amendment No. 1 to Registration Statement on Form S-1

To Whom It May Concern:

On behalf of our client, VanEck Bitcoin Trust (the "Trust"), we transmit for filing under the Securities Act of 1933, as amended, Amendment No. 1 to the Trust's Registration Statement on Form S-1 relating to the initial public offering of the Trust's shares representing fractional undivided beneficial interests in its net assets.

If you have any questions regarding the foregoing, please do not hesitate to call me at (212) 878-3180.

Sincerely,
/s/ Clifford R. Cone Clifford R. Cone

cc:	Securities and Exchange Commission, Strategic Hub for Innovation and Financial Technology

Valerie A. Szczepanik